Long-Term Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin	1.00%
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of debt instruments	3
Revolving credit facilities borrowing capacity	634.8	728.8
Undrawn amount of revolving credit facility	126.2	148.2
Reference rate for the variable rate of the debt instrument	LIBOR
Debt Instrument, collateral description	The Revolvers were collateralized by 21 of the Company's vessels, together with other related security.
Minimum hull coverage ratios	105.00%
Actual hull coverage ratio	153.00%
Minimum liquidity covenant requirement	35.0
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%
Teekay guarantee of minimum free cash	100.0
Teekay guarantee of minimum liquidity as a percentage of debt	7.50%
Amount outstanding in the joint and several liability arrangement	35.0
Revolving Credit Facilities [Member] | Subsidiary of Common Parent [Member]
Debt Instrument [Line Items]
Number of debt instruments	1
Amount outstanding in the joint and several liability arrangement	89.3
Revolving Credit Facilities [Member] | 2015 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers	(120.9)
Revolving Credit Facilities [Member] | 2016 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers	(89.1)
Revolving Credit Facilities [Member] | 2017 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers	(395.9)
Revolving Credit Facilities [Member] | 2018 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers	(28.9)
Revolving Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.45%	0.45%
Revolving Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.60%	0.60%